INVESTMENT INCOME (Tables)	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Net Investment Income
The following table summarizes the net investment income for December 31, 2020, 2019 and 2018 (in millions):

	Years Ended December 31,
	2020	2019	2018
	(in millions)
Fixed maturities	$59.7	$46.4	$39.8
Affiliated dividends	8.0	6.7	8.2
Mortgage loans	0.6	0.6	0.6
Policy loans	3.1	2.9	2.2
Cash and short-term instruments	0.5	1.8	1.3
Investment expense and other	(3.2)	(2.7)	(3.7)
Amortization of IMR	(0.4)	—	0.8
Net investment income	$68.3	$55.7	$49.2